Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 2,888,607	$ 2,817,465	$ 2,670,133
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	561,142	552,379	541,749
North America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	909,395	890,686	843,985
Israel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	519,852	697,261	650,956
Latin America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	258,761	165,516	152,147
Asia Pacific [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	568,458	459,952	459,572
Other Areas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 70,999	$ 51,671	$ 21,724